Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information
34.	Segment Information
The Group’s operating segments are as follows:

Details	Business service
ICT	Mobile/fixed line telecommunication service and convergence business, B2B business and others
Finance	Credit card business and others
Satellite TV	Satellite TV business
Others	IT, facility security and global business, and others
Details of each segment for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization
ICT 1	￦	17,731,569	￦	1,302,639	￦	3,016,531
Finance		3,637,917		205,678		28,827
Satellite TV		685,822		75,373		99,216
Others 1		5,288,474		177,259		211,552

		27,343,782		1,760,949		3,356,126
Elimination		(3,796,853)		(691,857)		8,376

Consolidated amount	￦	23,546,929	￦	1,069,092	￦	3,364,502

1	Due to the segment restructuring, the prior year segment reporting has been reclassified to reflect the current year changes for comparability purposes.

	2018
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization
ICT	￦	17,724,320	￦	933,191	￦	2,917,163
Finance		3,560,417		145,463		22,504
Satellite TV		690,821		66,735		98,310
Others 1		5,370,723		56,293		236,791

		27,346,281		1,201,682		3,274,768
Elimination		(3,910,231)		(100,822)		6,964

Consolidated amount	￦	23,436,050	￦	1,100,860	￦	3,281,732

1	Due to the segment restructuring, the prior year segment reporting has been reclassified to reflect the current year changes for comparability purposes.

	2019
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT 1	￦	18,527,631	￦	627,250	￦	3,238,587
Finance		3,556,776		157,843		26,741
Satellite TV		694,637		69,357		94,992
Others		6,084,382		218,794		358,405

		28,863,426		1,073,244		3,718,725
Elimination		(3,964,237)		(53,070)		(79,805)

Consolidated amount	￦	24,899,189	￦	1,020,174	￦	3,638,920

1	Property and equipment and intangible assets associated with ICT reporting segment are ￦ 13,687,834 million.
For the year ended December 31, 2019, the Group identified ICT as a reporting segment which was Marketing/Customer and Corporate Business in prior years. Accordingly, the prior year segment reporting has been reclassified to reflect the current year changes for comparability purposes.
Operating revenues for the year ended December 31, 2017, 2018 and 2019 and non-current
assets as at December 31, 2018 and 2019 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues			Non-current assets 1
Location	2017	2018	2019	2018.12.31	2019.12.31
Domestic	￦ 23,481,703	￦ 23,376,218	￦ 24,832,068	￦ 17,426,879	￦ 18,718,584
Overseas	65,226	59,832	67,121	139,585	76,679

Total	￦ 23,546,929	￦ 23,436,050	￦ 24,899,189	￦ 17,566,464	￦ 18,795,263

1	Non-current assets include property and equipment, intangible assets, investment properties and right-of-use assets.